CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net earnings (loss) for the year	$ 9,684	$ 3,910
Items not affecting cash:
Share-based compensation	2,861	3,482
Depreciation and depletion	16,990	14,261
Deferred income tax expense (recovery)	(6,425)	(38)
Unrealized foreign exchange loss (gain)	(403)	462
(Gain) loss on available for sale assets	(72)	269
Finance costs	715	1,172
Write off of IVA receivable	0	434
Write off of mineral properties	233	0
Net changes in non-cash working capital	(7,993)	(983)
Cash from operating activities	15,590	22,969
Investing activities
Property, plant and equipment expenditures	(39,835)	(19,635)
Proceeds from disposition of available for sale assets	72	449
Redemption of non-current deposits	49	120
Cash used in investing activities	(39,714)	(19,066)
Financing activities
Repayment of credit facility	(9,000)	(13,000)
Restricted cash	(1,000)	0
Repayment of obligation under finance lease	0	(1,180)
Debt issuance costs	0	(474)
Interest paid	(461)	(779)
Public equity offerings	0	55,353
Exercise of options	142	10,548
Share issuance costs	0	(2,005)
Cash used in financing activites	(10,319)	48,463
Effect of exchange rate change on cash and cash equivalents	403	(462)
Increase (decrease) in cash and cash equivalents	(34,443)	52,366
Cash and cash equivalents, beginning of year	72,317	20,413
Cash and cash equivalents, end of year	$ 38,277	$ 72,317